INCOME TAX EXPENSE - DEFERRED TAX (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets and liabilities relate to the following:
Deferred tax assets	R 8.7	R 5.0
Deferred tax liabilities	163.7	140.5
Net deferred mining and income tax liability	155.0	135.5	R 187.9
Provision For Deferred Tax Asset [Member]
Deferred tax assets and liabilities relate to the following:
Deferred tax assets	8.7	5.0
Property, plant and equipment [member]
Deferred tax assets and liabilities relate to the following:
Deferred tax liabilities	261.5	223.8
Other provisions [member]
Deferred tax assets and liabilities relate to the following:
Deferred tax liabilities	(95.0)	(80.2)
Other temporary differences [member]
Deferred tax assets and liabilities relate to the following:
Deferred tax liabilities	R 2.8	R 3.1